Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Non-current operating lease liabilities	$ 160	$ 188
Contingent consideration on business combinations	15	20
Other employee benefits	99	92
Liabilities related to public funding	172	196
Advances received on capital grants	385	152
Advances from customers	12	25
Derivative instruments	3	0
Others	58	62
Total	$ 904	$ 735
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total